Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 6,211,626	$ 5,703,086
Less: accumulated depreciation and amortization		(1,251,484)	(1,062,993)
Property and equipment, net	5,601,690	4,960,142	4,640,093
Ships
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		5,601,375	5,314,651
Ships under construction
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		376,007	184,498
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		1,009	1,009
Other, property and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 233,235	$ 202,928